UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
April 30, 2012

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 68.2% (48.6% of Total Investments)
	Capital Markets – 6.5%
376,200	Ameriprise Financial, Inc.	7.750%		A	$ 10,759,320
11,000,000	Charles Schwab Corporation, (9)	7.000%		BBB+	11,751,190
6,400	Credit Suisse	7.900%		A3	168,000
91,430	Deutsche Bank Capital Funding Trust I	7.350%		BBB	2,300,379
1,284,535	Deutsche Bank Capital Funding Trust II	6.550%		BBB	31,265,582
13,800	Deutsche Bank Capital Funding Trust IX	6.625%		BBB	337,548
40,000	Deutsche Bank Capital Funding Trust V	8.050%		BBB	1,050,000
91,791	Deutsche Bank Capital Funding Trust VIII	6.375%		BBB	2,164,432
256,400	Deutsche Bank Contingent Capital Trust III	7.600%		BBB	6,592,044
70,214	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	1,635,284
5,200	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		A3	122,980
1,040	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%		A1	25,636
2,290	Morgan Stanley Capital Trust III	6.250%		Baa2	55,991
2,800	Morgan Stanley Capital Trust V	5.750%		Baa2	67,256
	Total Capital Markets				68,295,642
	Commercial Banks – 9.2%
54,000	Banco Santander Finance	10.500%		Baa2	1,412,640
150,000	Barclays Bank PLC	8.125%		BBB	3,831,000
172,828	BB&T Capital Trust VI	9.600%		Baa1	4,507,354
66,429	BB&T Capital Trust VII	8.100%		Baa1	1,707,225
1,933,500	BPCE SA, (9)	13.000%		BBB-	1,952,835
12,630	Fifth Third Capital Trust V	7.250%		Baa3	321,686
2,917	Fifth Third Capital Trust VI	7.250%		Baa3	74,384
146,500	First Naigara Finance Group, (3)	8.625%		BB+	4,151,810
10,500,000	HSBC Bank PLC, (9)	1.000%		A	4,966,500
408,000	HSBC Holdings PLC	8.000%		A3	11,203,680
102,700	HSBC Holdings PLC	6.200%		A3	2,573,662
6,166	KeyCorp Capital Trust X	8.000%		BBB-	157,480
5,600,000	National Australia Bank, (9)	8.000%		Baa1	6,029,520
1,214,400	PNC Financial Services, (9)	0.000%		Baa3	30,929,311
20,000,000	PNC Financial Services Inc., (9)	6.750%		BBB	20,963,400
3,400,000	Royal Bank of Scotland Group PLC, (9)	7.648%		BB	2,792,250
	Total Commercial Banks				97,574,737
	Consumer Finance – 0.1%
20,100	HSBC USA Inc., Series H	6.500%		A-	502,701
	Diversified Financial Services – 4.6%
139,900	Citigroup Capital Trust XI, (3)	6.000%		Baa3	3,389,777
94,800	Citigroup Capital Trust XII	8.500%		Baa3	2,440,152
271,589	Citigroup Capital XIII	7.875%		Baa3	7,232,415
40,000	Citigroup Capital XVI	6.450%		Baa3	984,000
768,094	ING Groep N.V	7.200%		BBB	18,057,890
731,274	ING Groep N.V	7.050%		BBB	17,024,059
	Total Diversified Financial Services				49,128,293
	Diversified Telecommunication Services – 1.4%
184,004	Qwest Corporation	7.500%		BBB-	4,822,745
51,290	Qwest Corporation	7.375%		BBB-	1,337,643
357,406	Qwest Corporation	0.000%		Baa2	9,085,261
	Total Diversified Telecommunication Services				15,245,649
	Electric Utilities – 1.4%
135,400	Alabama Power Company, (9)	6.450%		A-	3,833,513
59,650	Entergy Louisiana LLC	5.875%		A-	1,623,077
69,300	Entergy Texas Inc.	7.875%		BBB+	1,964,655
74,000	NextEra Energy Inc.	5.700%		BBB	1,912,900
210,846	PPL Capital Funding, Inc.	6.850%		BBB	5,397,658
	Total Electric Utilities				14,731,803
	Food Products – 0.5%
53,400	Dairy Farmers of America Inc., 144A, (9)	7.875%		BBB-	5,298,284
	Industrial Conglomerates – 0.2%
1,600,000	General Electric Capital Trust I, (9)	6.375%		AA-	1,636,000
	Insurance – 19.8%
1,717,889	Aegon N.V	6.375%		Baa1	40,542,180
617,913	Allianz SE, (9)	8.375%		A+	16,316,796
261,725	Arch Capital Group Limited	6.750%		Baa2	6,721,098
904,953	Arch Capital Group Limited	8.000%		BBB	22,605,726
42,000	Aspen Insurance Holdings Limited	7.250%		BBB-	1,048,320
354,550	Axis Capital Holdings Limited	6.875%		BBB	9,200,573
6,500,000	Dai-Ichi Mutual Life, 144A, (9)	7.250%		A3	6,833,281
401,957	Delphi Financial Group, Inc.	7.376%		BB+	9,932,357
310,216	EverestRe Capital Trust II	6.200%		Baa1	7,708,868
424,682	Markel Corporation	7.500%		BBB	10,888,846
579,002	PartnerRe Limited, Series C	6.750%		BBB+	14,648,751
106,700	PLC Capital Trust III	7.500%		BBB	2,719,783
442,669	PLC Capital Trust IV	7.250%		BBB	11,208,379
11,153	Protective Life Corporation	7.250%		BBB	280,721
195,842	Prudential Financial Inc.	9.000%		BBB+	5,256,399
317,875	Prudential PLC	6.750%		A-	8,105,813
4,704,000	Reinsurance Group of America Inc., (9)	6.750%		BBB-	4,352,625
540,974	RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	13,605,496
716,250	W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	17,999,363
	Total Insurance				209,975,375
	Media – 0.3%
136,449	Comcast Corporation	6.625%		BBB+	3,431,692
	Multi-Utilities – 3.7%
543,823	Dominion Resources Inc.	8.375%		BBB	15,526,147
148,032	Scana Corporation	7.700%		BBB-	4,152,298
766,977	Xcel Energy Inc.	7.600%		BBB	19,864,704
	Total Multi-Utilities				39,543,149
	Oil, Gas & Consumable Fuels – 1.9%
791,610	Nexen Inc.	7.350%		BB+	20,059,397
	Pharmaceuticals – 0.0%
1,651	Bristol Myers Squibb Company (CORTS)	6.250%		A+	42,629
	Real Estate/Mortgage – 16.7%
191,286	CommomWealth REIT	7.125%		Baa3	4,757,283
4,813	Developers Diversified Realty Corporation, (3)	7.375%		Ba1	120,662
15,000	Digital Realty Trust Inc.	7.000%		Baa3	397,350
162,000	Duke Realty Corporation, Series L	6.600%		Baa3	4,074,300
8,710	Harris Preferred Capital Corporation, Series A	7.375%		BBB+	220,537
321,594	Hospitality Properties Trust, (3)	7.125%		Baa3	8,342,148
61,312	Kimco Realty Corporation, Series F	6.650%		Baa2	1,545,062
909,886	Kimco Realty Corporation, Series G	7.750%		Baa2	23,156,599
58,372	Kimco Realty Corporation, Series H	6.900%		Baa2	1,574,293
2,195	Kimco Realty Corporation,	6.000%		Baa2	54,941
131,572	National Retail Properties Inc.	6.625%		Baa3	3,351,139
82,301	Prologis Inc., (9)	8.540%		Baa3	4,580,569
4,524	Prologis Inc.	6.750%		BB	112,467
87,050	Prologis Inc., (3)	6.750%		BB	2,158,840
16,607	Prologis Inc.	6.500%		Baa2	414,345
100,000	PS Business Parks, Inc.	6.700%		BBB	2,528,000
152,633	PS Business Parks, Inc., (3), (9)	6.450%		BBB-	3,991,200
9,471	Public Storage, Inc.	6.600%		A-	241,037
6,400	Public Storage, Inc.	6.500%		A-	176,128
198,939	Public Storage, Inc., (9)	5.750%		A-	5,051,061
196,229	Public Storage, Inc., (3)	5.900%		A-	5,076,444
436,984	Realty Income Corporation	6.750%		Baa2	10,981,408
65,100	Realty Income Corporation	6.625%		Baa2	1,721,895
146,600	Regency Centers Corporation	6.625%		Baa3	3,745,630
1,079,521	Vornado Realty LP	7.875%		BBB	29,956,708
1,764,827	Wachovia Preferred Funding Corporation	7.250%		BBB+	46,785,564
100,000	Weingarten Realty Trust	6.750%		Baa3	2,516,000
40,502	Weingarten Realty Trust	8.100%		BBB	911,295
148,974	Weingarten Realty Trust	6.950%		Baa3	3,751,165
207,700	Weingarten Realty Trust	6.500%		Baa3	5,207,039
	Total Real Estate/Mortgage				177,501,109
	U.S. Agency – 1.7%
235,100	Cobank Agricultural Credit Bank, 144A, (9)	7.000%		BBB+	11,563,981
82,000	Cobank Agricultural Credit Bank, (9)	11.000%		A	4,369,067
42,800	Cobank Agricultural Credit Bank, (9)	11.000%		A	2,339,290
	Total U.S. Agency				18,272,338
	Wireless Telecommunication Services – 0.2%
9,050	Telephone and Data Systems Inc.	7.000%		Baa2	244,710
70,501	Telephone and Data Systems Inc.	6.875%		Baa2	1,901,410
	Total Wireless Telecommunication Services				2,146,120
	Total $25 Par (or similar) Preferred Securities (cost $698,566,680)				723,384,918

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 8.3% (5.9% of Total Investments)
	Capital Markets – 1.2%
$ 600	Man Group PLC	5.000%	8/09/17	Baa3	$ 511,500
800	Credit Suisse Guernsey	7.875%	2/24/41	BBB-	790,000
14,686	State Street Capital Trust IV, (4)	1.474%	6/15/77	A3	10,928,925
16,086	Total Capital Markets				12,230,425
	Commercial Banks – 2.0%
4,200	BNP Paribas, 144A	5.186%	6/29/15	BBB+	3,465,000
1,000	Den Norske Bank	0.813%	2/18/35	Baa1	530,000
1,000	Den Norske Bank	0.713%	2/24/37	Baa1	530,000
10,000	Groupe BCPE	3.800%	12/30/49	BBB-	4,389,200
6,500	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	5,672,323
7,500	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB	6,225,000
650	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/11/12	Baa3	653,270
30,850	Total Commercial Banks				21,464,793
	Diversified Financial Services – 0.2%
2,600	Fortis Hybrid Financing	8.250%	8/27/49	BBB	2,080,000
	Electric Utilities – 1.1%
8,000	FPL Group Capital Inc.	6.650%	6/15/17	BBB	8,240,000
2,900	WPS Resource Corporation	6.110%	12/01/16	BBB	2,910,875
10,900	Total Electric Utilities				11,150,875
	Insurance – 3.6%
2,000	AXA S.A.	3.675%	8/06/49	A3	1,058,758
4,300	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	4,430,358
5,200	Prudential PLC	11.750%	12/23/49	A-	5,972,720
29,120	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	26,644,800
40,620	Total Insurance				38,106,636
	Multi-Utilities -– 0.2%
2,000	Wisconsin Energy Corporation	6.250%	5/15/67	Baa1	2,065,100
$ 103,056	Total Corporate Bonds (cost $88,984,022)				87,097,829

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 57.3% (40.9% of Total Investments)
	Capital Markets – 1.6%
800	BNY Institutional Capital, 144A	7.780%	12/01/26	A2	$ 808,000
8,500	Credit Suisse thru Claudius Limited	8.250%	6/27/49	A3	8,712,500
4,200	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	3,381,000
1,900	Goldman Sachs Capital II	5.793%	6/01/12	Baa2	1,306,250
2,931	Goldman Sachs Group, Inc.	6.345%	2/15/34	A3	2,733,380
	Total Capital Markets				16,941,130
	Commercial Banks – 19.0%
5,500	AB Svensk Exportkredit, (3), (4)	6.375%	10/27/49	Aa3	5,148,627
9,600	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	8,496,000
12,974	Banco Santander Finance	10.500%	9/29/49	Baa2	13,232,377
1,075	Barclays Bank PLC, 144A	7.434%	12/15/17	BBB	1,075,000
2,400	Barclays Bank PLC, Regulation S, 144A	6.860%	6/15/32	BBB	2,160,000
5,000	Barclays Bank PLC	6.278%	12/15/34	BBB	3,971,875
9,153	BB&T Capital Trust IV	6.820%	6/12/77	Baa1	9,244,530
9,500	BBVA International Unipersonal	5.919%	4/18/17	Baa2	6,899,233
1,500	First Empire Capital Trust I	8.234%	2/01/27	BBB	1,548,909
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	BBB+	18,648,850
6,800	Fulton Capital Trust I	6.290%	2/01/36	Baa3	6,137,000
5,500	HSBC Bank PLC	0.600%	6/11/49	A-	2,585,000
4,650	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A3	6,045,000
8,352	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	7,683,840
6,000	KeyCorp Capital III	7.750%	7/15/29	BBB-	6,477,060
11,900	Nordea Bank AB	8.375%	3/25/15	BBB+	12,542,600
8,200	North Fork Capital Trust II	8.000%	12/15/27	Baa3	8,292,250
11,930	Rabobank Nederland, 144A	11.000%	6/30/19	A	15,151,100
8,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	8,136,240
800	Societe Generale, 144A	1.333%	12/31/49	BBB-	516,712
1,300	Societe Generale, 144A	5.922%	4/05/57	BBB-	971,325
24,144	Societe Generale	8.750%	10/07/49	BBB-	21,850,320
3,522	Sovereign Capital Trust VI	7.908%	6/13/36	Baa3	3,451,560
3,750	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	3,684,375
6,310	Standard Chartered PLC, 144A	6.409%	1/30/17	BBB+	5,811,706
3,150	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB+	3,025,654
— (5)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	BB	19,089,000
	Total Commercial Banks				201,876,143
	Consumer Finance – 1.2%
3,900	American Express Company	6.800%	9/01/66	Baa2	3,983,850
7,019	Capital One Capital IV Corporation	6.745%	2/05/82	Baa3	7,019,000
1,180	Capital One Capital VI	8.875%	5/15/40	Baa3	1,206,535
	Total Consumer Finance				12,209,385
	Diversified Financial Services – 5.7%
3,400	Bank One Capital III	8.750%	9/01/30	A2	4,743,000
14,420	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	BB+	14,492,100
1,600	BankAmerica Institutional Trust, 144A	8.070%	12/31/26	BB+	1,612,000
5,400	Citigroup Capital III	7.625%	12/01/36	Baa3	5,630,942
3,000	CitiGroup Capital XXI	8.300%	12/21/77	Baa3	3,046,875
12,811	Countrywide Capital Trust III, Series B	8.050%	6/15/27	BBB-	12,811,000
3,000	JPMorgan Chase Capital Trust XVIII	0.000%	8/17/66	A2	3,007,500
1,775	JPMorgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A2	1,781,656
8,000	JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	8,060,000
1,800	JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	1,809,000
17	JPMorgan Chase Capital Trust XI	5.875%	6/15/33	A2	436,785
3,200	MBNA Capital Trust, Capital Trust	8.278%	12/01/26	BB+	3,232,000
300	NB Capital Trust IV	8.250%	4/15/27	BB+	303,000
	Total Diversified Financial Services				60,965,858
	Electric Utilities – 0.9%
1,700	FPL Group Capital Inc.	6.350%	10/01/66	BBB	1,734,000
7,700	PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	7,623,000
	Total Electric Utilities				9,357,000
	Insurance – 22.5%
1,200	Allstate Corporation	6.500%	5/15/67	Baa1	1,173,000
8,714	Allstate Corporation	6.125%	5/15/67	Baa1	8,539,720
9,450	AXA SA, 144A	6.379%	12/14/36	Baa1	7,512,750
11,350	AXA	8.600%	12/15/30	A3	12,382,067
12,659	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	11,139,920
1,200	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	1,116,000
23,200	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	17,690,000
2,600	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	2,604,753
6,600	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	6,600,000
10,481	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	10,271,380
2,500	Lincoln National Corporation	6.050%	4/20/17	BBB	2,325,000
5,946	Lincoln National Corporation	7.000%	5/17/66	BBB	5,767,620
16,600	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	18,467,500
1,400	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	1,708,000
21,514	National Financial Services Inc.	6.750%	5/15/37	Baa2	20,061,805
1,200	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,221,990
14,200	Oil Insurance Limited, 144A	7.558%	12/30/56	Baa1	13,588,690
15,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	15,561,000
6,300	Progressive Corporation, (4)	6.700%	6/15/67	A2	6,599,250
5,600	Prudential Financial Inc.	8.875%	6/15/18	BBB+	6,643,000
8,250	Prudential PLC	6.500%	6/23/49	A-	7,783,875
10,400	Swiss Re Capital I, 144A	6.854%	5/25/16	A	9,564,391
2,600	White Mountains Re Group Limited	7.506%	6/30/17	BB+	2,481,986
29,050	XL Capital Ltd	6.500%	10/15/57	BBB-	24,184,125
3,600	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	3,528,000
20,557	ZFS Finance USA Trust V	6.500%	5/09/67	A	20,043,075
	Total Insurance				238,558,897
	Multi-Utilities – 0.6%
6,400	Dominion Resources Inc.	7.500%	6/30/16	BBB	6,816,000
	Oil, Gas & Consumable Fuels – 0.2%
1,625	TranCanada Pipelines Limited	6.350%	5/15/17	Baa1	1,696,325
	Road & Rail – 1.1%
11,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	11,870,250
	Thrifts & Mortgage Finance – 0.0%
500	Onbank Capital Trust I	9.250%	2/01/27	BBB	515,271
	U.S. Agency – 0.5%
2,800	AgFirst Farm Credit Bank	7.300%	12/15/53	A	2,743,662
2	Farm Credit Bank of Texas	10.000%	12/15/60	A3	2,018,750
	Total U.S. Agency				4,762,412
	Wireless Telecommunication Services – 4.0%
36	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	42,930,180
	Total Capital Preferred Securities (cost $595,148,373)				608,498,851

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Preferred Securities – 0.3% (0.2% of Total Investments)
	Commercial Banks – 0.3%
3,100	Credit Suisse AG	7.875%	12/12/49	BBB	$ 3,131,000
	Total Convertible Preferred Securities (cost $3,217,497)				3,131,000

Shares	Description (1)				Value
	Investment Companies – 3.1% (2.2% of Total Investments)
838,654	BlackRock Credit Allocation Income Trust II				$ 9,049,077
566,545	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				10,379,104
728,065	John Hancock Preferred Income Fund III				13,949,725
	Total Investment Companies (cost $41,190,702)				33,377,906

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 3.1% (2.2% of Total Investments)
$ 32,502	Repurchase Agreement with Fixed Income Corporation, dated 4/30/12, repurchase price $32,502,302, Collateralized by $28,490,000, U.S. Treasury Notes, 3.500%, due 5/15/20, value $33,155,238	0.010%	5/01/12		$ 32,502,293
	Total Short-Term Investments (cost $32,502,293)				32,502,293
	Total Investments ($1,459,609,567) 140.3%				1,487,992,797
	Borrowings – (40.3)% (6), (7)				(427,000,000)
	Other Assets Less Liabilities – 0.0% (8)				(239,710)
	Net Assets Applicable to Common Shares – 100%				$1,060,753,087

Investments in Derivatives at April 30, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation)
JPMorgan	$77,200,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$(1,231,839)
Morgan Stanley	77,200,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(4,068,191)
							$(5,300,030)

* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Preferred Securities*	$573,834,245	$149,550,673	$ —	$ 723,384,918
Corporate Bonds	—	87,097,829	—	87,097,829
Capital Preferred Securities	—	608,498,851	—	608,498,851
Convertible Preferred Securities	—	3,131,000	—	3,131,000
Investment Companies	33,377,906	—	—	33,377,906
Short-Term Investments:
Repurchase Agreements	—	32,502,293	—	32,502,293
Derivatives:				—
Interest Rate Swaps**	—	(5,300,030)	—	(5,300,030)
Total	$607,212,151	$875,480,616	$ —	$1,482,692,767

* Refer to the Fund’s Portfolio of Investments for industry breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized apprecation on interest rate swaps*	$ —	Unrealized depreciation on interest rate swaps*	$ 5,300,030
* Value represents cumulative gross unrealized appreciation (depreciation) of interest rate swap contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments (excluding investments in derivatives) was $1,458,582,327.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at April 30, 2012, were as follows:

Gross unrealized:
Appreciation					$ 63,811,252
Depreciation					(34,400,782)
Net unrealized appreciation (depreciation) of investments					$ 29,410,470

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Principal Amount (000) rounds to less than $1000.
(6)	Borrowings as a percentage of Total Investments is 28.7%.
(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of April 30, 2012, investments with a value of $1,101,102,370 have been pledged as collateral for Borrowings.

(8)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at April 30, 2012.
(9)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2012